RENTAL INCOME	12 Months Ended
Jul. 31, 2013
RENTAL INCOME [Abstract]
RENTAL INCOME

7. RENTAL INCOME:

     Rental income for each of the fiscal years 2013, 2012 and 2011 is as follows:

	July 31,
	2013	2012	2011
Minimum rentals
Company owned property	$9,308,907	$9,920,860	$8,564,516
Leased property	5,845,114	5,900,541	5,483,174
	15,154,021	15,821,401	14,047,690
Contingent rentals
Company owned property	421,743	386,815	483,948
Leased property	316,059	321,847	324,727
	737,802	708,662	808,675
Total	$15,891,823	$16,530,063	$14,856,365

     Future minimum non-cancelable rental income for leases with initial or remaining terms of one year or more is as follows:

	Company
	Owned	Leased
Fiscal Year	Property	Property	Total
2014	$9,473,264	$4,820,441	$14,293,705
2015	8,745,347	4,180,252	12,925,599
2016	8,911,460	3,920,187	12,831,647
2017	5,984,190	3,474,157	9,458,347
2018	5,725,083	2,359,732	8,084,815
After 2018	14,467,616	12,034,142	26,501,758
Total	$53,306,960	$30,788,911	$84,095,871

     Rental income is recognized on a straight-line basis over the lives of the leases.